Note 13 - Retirement and Pension Plans (Details) - Net Periodic Pension Cost - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Periodic Pension Cost [Abstract]
Service cost	¥ 573,956	¥ 542,584	¥ 479,158
Interest cost	73,902	45,418	46,975
Expected return on plan assets	(63,037)	(48,303)	(29,796)
Amortization of transition obligation	369	369	369
Amortization of actuarial gain	(2,782)
Net periodic pension cost	¥ 582,408	¥ 540,068	¥ 496,706